Commitments and contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 14 – Commitments and contingencies

Contingencies

Legal

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Bank guarantees

In the normal course of business, the Company provides bank guarantees to its customers, primarily in connection with its sales of products contracts, to secure the performance of its contractual obligations. These guarantees are typically issued by financial institutions on behalf of the Company in favor of the customers. The bank guarantees are generally on-demand guarantees, which permit the beneficiaries to demand payment upon presentation of a complying claim.

As of September 30, 2025, the Company had outstanding bank guarantees with an aggregate face value of $524,554, with expiration dates ranging from October 2025 to March 2027. While the issuance of these guarantees does not result in a direct cash outflow, certain of the bank guarantees are supported by restricted cash with the issuing banks. As of September 30, 2025, restricted cash related to these guarantees amounted to $198,413 and is included in the restricted cash on the consolidated balance sheets.

As of September 30, 2024, the Company had outstanding bank guarantees with an aggregate face value of $348,125, with expiration dates ranging from October 2024 to May 2026. While the issuance of these guarantees does not result in a direct cash outflow, certain of the bank guarantees are supported by restricted cash with the issuing banks. As of September 30, 2024, restricted cash related to these guarantees amounted to $348,399 and is included in the restricted cash on the consolidated balance sheets.

The Company does not expect that any material payments will be required under these guarantees, and no liabilities have been recognized in the accompanying consolidated financial statements related to these guarantees as of September 30, 2025.

The maximum potential amount of future payments under these guarantees is equal to the face value of the guarantees outstanding.